AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 98.0%
Common Stocks — 96.8%
Australia — 4.7%
BHP Group Ltd.	190,159	$6,581,555
BHP Group PLC	94,068	2,718,986
Commonwealth Bank of Australia	116,548	7,635,674
Rio Tinto PLC	70,709	5,414,119
		22,350,334
Austria — 0.8%
Erste Group Bank AG*	111,620	3,788,472
Belgium — 1.2%
KBC Group NV*	79,226	5,768,704
China — 3.3%
Alibaba Group Holding Ltd.*	113,352	3,195,255
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	382,000	4,584,011
Prosus NV*	29,422	3,287,900
Tencent Holdings Ltd.	57,700	4,588,607
		15,655,773
Denmark — 3.8%
Carlsberg A/S (Class B Stock)	37,356	5,739,735
Novo Nordisk A/S (Class B Stock)	126,756	8,537,043
Orsted A/S, 144A	25,153	4,073,429
		18,350,207
Finland — 1.1%
Kone OYJ (Class B Stock)	64,988	5,304,956
France — 16.0%
Accor SA*	49,593	1,872,092
AXA SA	213,887	5,744,755
BNP Paribas SA*	76,054	4,643,460
Capgemini SE	40,303	6,863,320
Kering SA	8,799	6,079,865
L’Oreal SA	15,915	6,108,267
LVMH Moet Hennessy Louis Vuitton SE	16,829	11,231,247
Pernod Ricard SA	27,025	5,063,775
Safran SA*	34,298	4,673,143
Schneider Electric SE	51,423	7,857,483
TOTAL SE(a)	212,219	9,900,783
Vinci SA	66,051	6,774,092
		76,812,282
Germany — 7.1%
adidas AG*	20,040	6,261,321
Allianz SE	30,560	7,785,617
Deutsche Boerse AG	25,022	4,163,580
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	15,338	4,725,628
RWE AG	111,922	4,400,415
Symrise AG	32,368	3,927,473
Vonovia SE	43,775	2,861,928
		34,125,962
	Shares	Value
Common Stocks (continued)
Hong Kong — 3.3%
AIA Group Ltd.	834,800	$10,236,345
Hong Kong Exchanges & Clearing Ltd.	98,000	5,806,640
		16,042,985
India — 0.9%
HDFC Bank Ltd., ADR*	58,547	4,548,516
Japan — 16.2%
Daikin Industries Ltd.	27,600	5,587,883
FANUC Corp.	18,300	4,356,751
Hoya Corp.	49,600	5,843,774
Kao Corp.	68,300	4,515,568
Keyence Corp.	16,600	7,568,757
Kubota Corp.	224,900	5,141,635
Makita Corp.	79,900	3,430,899
Nidec Corp.	34,500	4,216,176
Recruit Holdings Co. Ltd.	144,200	7,081,713
Shin-Etsu Chemical Co. Ltd.	34,800	5,871,713
SMC Corp.	8,923	5,195,552
Sony Group Corp.	87,300	9,196,803
Sysmex Corp.	39,200	4,234,724
Tokyo Electron Ltd.	12,500	5,353,193
		77,595,141
Macau — 1.0%
Sands China Ltd.*	945,600	4,752,450
Netherlands — 4.4%
ASML Holding NV	23,046	14,185,508
ING Groep NV	561,721	6,907,017
		21,092,525
Saudi Arabia — 0.8%
Delivery Hero SE, 144A*	29,399	3,818,866
Singapore — 1.2%
DBS Group Holdings Ltd.	260,300	5,595,347
South Africa — 1.2%
Anglo American PLC	148,532	5,848,560
South Korea — 1.4%
Samsung Electronics Co. Ltd., GDR	3,608	6,581,720
Spain — 3.1%
Cellnex Telecom SA, 144A	52,929	3,056,739
Iberdrola SA	496,582	6,395,044
Industria de Diseno Textil SA	162,935	5,372,802
		14,824,585
Sweden — 3.8%
Assa Abloy AB (Class B Stock)	198,725	5,717,848
Atlas Copco AB (Class A Stock)	103,817	6,326,090
Svenska Handelsbanken AB (Class A Stock)	569,136	6,192,653
		18,236,591
Switzerland — 7.1%
LafargeHolcim Ltd.*	100,299	5,897,662
Lonza Group AG*	9,882	5,539,323
Nestle SA	124,915	13,924,837
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AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Switzerland (cont’d.)
Roche Holding AG	14,713	$4,754,806
SGS SA	1,360	3,869,608
		33,986,236
Taiwan — 1.9%
Sea Ltd., ADR*	15,583	3,478,593
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	48,536	5,740,838
		9,219,431
United Kingdom — 11.6%
Diageo PLC	196,713	8,104,643
GlaxoSmithKline PLC	346,744	6,152,853
Legal & General Group PLC	1,260,390	4,863,406
Linde PLC	23,073	6,485,187
London Stock Exchange Group PLC	32,479	3,104,203
Persimmon PLC	150,366	6,049,479
Prudential PLC	250,383	5,348,118
Reckitt Benckiser Group PLC	73,572	6,603,087
RELX PLC	217,400	5,461,302
Smith & Nephew PLC	173,046	3,270,274
		55,442,552
United States — 0.9%
Ferguson PLC	36,516	4,357,854

Total Common Stocks (cost $352,570,973)		464,100,049
Preferred Stock — 1.2%
Germany
Volkswagen AG (PRFC)	21,187	5,942,599
(cost $5,730,625)

Total Long-Term Investments (cost $358,301,598)		470,042,648
Short-Term Investments — 3.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	4,944,805	4,944,805
	Shares	Value

Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $9,275,943; includes $9,275,200 of cash collateral for securities on loan)(b)(wa)	9,280,584	$9,275,943

Total Short-Term Investments (cost $14,220,748)		14,220,748

TOTAL INVESTMENTS—101.0% (cost $372,522,346)		484,263,396

Liabilities in excess of other assets — (1.0)%		(4,938,411)

Net Assets — 100.0%		$479,324,985

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PRFC	Preference Shares

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $8,741,789; cash collateral of $9,275,200 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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